Discontinued operations - Impairment charge (Details) - USD ($)					12 Months Ended
	Sep. 07, 2023	Apr. 15, 2023	Feb. 22, 2023	Jan. 06, 2023	Dec. 31, 2023
Swvl Pakistan (Private) Ltd.
Disclosure of analysis of single amount of discontinued operations [line items]
Gain/(loss) on disposal		$ (1,662,132)			$ 1,662,132
Volt Line BV
Disclosure of analysis of single amount of discontinued operations [line items]
Gain/(loss) on disposal				$ 2,391,487	(2,391,487)
Shotl Transportation, S.L.
Disclosure of analysis of single amount of discontinued operations [line items]
Gain/(loss) on disposal			$ 242,257		(242,257)
Urbvan Mobility Ltd.
Disclosure of analysis of single amount of discontinued operations [line items]
Gain/(loss) on disposal	$ (9,256,862)				$ 9,256,862